PAYMENTS MADE UNDER PROTEST - Summary of payments made under protest (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Other assets details [abstract]
Balance at the beginning of the year	R 39.7	R 40.4
Payments made under protest	12.7	12.6
Discount on initial payment made under protest and change in estimate	(14.0)	(19.0)	R (21.1)
Unwinding	7.2	5.7	5.8
Balance at the end of the year	R 45.6	R 39.7	R 40.4